Revenues - Schedule of Major Products/Services Lines (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Major Products/Services Lines [Line Items]
Total products/services	¥ 273,333,957	¥ 205,481,904	¥ 179,586,066
Revenues from collaborative arrangement			1,867,042
Private Label Products [Member]
Schedule of Major Products/Services Lines [Line Items]
Total products/services	146,957,860	130,430,099	121,656,429
Ready to Heat (“RTH”) [Member]
Schedule of Major Products/Services Lines [Line Items]
Total products/services	1,795,560	4,758,751	16,381,564
Ready To Eat (“Rte”) & Plant Base [Member]
Schedule of Major Products/Services Lines [Line Items]
Total products/services	98,105,015	58,623,131	34,115,276
Ready To Cook (“Rtc”) [Member]
Schedule of Major Products/Services Lines [Line Items]
Total products/services	26,348,269	10,783,121	2,545,547
Fresh Products [Member]
Schedule of Major Products/Services Lines [Line Items]
Total products/services			1,721,577
Product Revenues [Member]
Schedule of Major Products/Services Lines [Line Items]
Total products/services	273,206,704	204,595,102	176,420,393
Advertising Service [Member]
Schedule of Major Products/Services Lines [Line Items]
Total products/services	127,253	886,802	870,580
Experience Stores [Member]
Schedule of Major Products/Services Lines [Line Items]
Total products/services			428,051
Service Revenues [Member]
Schedule of Major Products/Services Lines [Line Items]
Total products/services	¥ 127,253	¥ 886,802	¥ 1,298,631